UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number:  ____
  This Amendment (Check only one.):        [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                     Mr. David Kroin
                          ____________________________________

Address:                  165 Mason Street - 3rd Floor
                          ____________________________________

                          Greenwich, CT  06830
                          ____________________________________

13F File Number: 028-13262

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  ____________________________________________________________

Title: ____________________________________________________________

Phone: ____________________________________________________________

Signature, Place, and Date of Signing:

          /s/ Mr. David Kroin       Greenwich, CT          November 14, 2011
        _______________________   _________________      _______________________
             [Signature]            [City, State]              [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         13F File Number          Name

         28-12517                 Dr. Jeffrey R. Jay, M.D.
         __________               ____________________________________